Revenue - Contract - Summary of Expected Revenue In Relation To Performance Obligations (Detail) - Infrastructure - construction segment [Member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected revenue	₩ 17,820,943
2026 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected revenue	7,319,357
2027 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected revenue	5,242,014
2028 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected revenue	2,928,964
After 2029 [member]
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected revenue	₩ 2,330,608